Document and Entity Information	Jul. 31, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	CUMULUS MEDIA INC
Entity Central Index Key	0001058623
Document Type	8-K
Document Period End Date	Jul. 31, 2020
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38108
Entity Tax Identification Number	82-5134717
Entity Address, Address Line One	3280 Peachtree Road, NW
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	949-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	CMLS
Title of 12(b) Security	Class A common stock, par value $0.0000001 per share
Security Exchange Name	NASDAQ
Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true